MATERIAL ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) Segments
Material Accounting Policies
Number of operating segment | Segments	3
Recognized revenue | $	$ 4,844